Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 2,751.0	$ 2,085.0
Short-term investments	850.0	740.0
Accounts receivable, net (including receivables from related parties of $270 and $279 as of March 31, 2026 and 2025, respectively)	1,300.0	1,107.0
Contract assets (including contract assets from related parties of $646 and $152 as of March 31, 2026 and 2025, respectively)	977.0	642.0
Prepaid expenses and other current assets	358.0	256.0
Total current assets	6,236.0	4,830.0
Non-current assets:
Property and equipment, net	772.0	354.0
Operating lease right-of-use assets	379.0	320.0
Finance lease right-of-use assets	69.0	40.0
Equity investments (including investments held under fair value option of $148 and $300 as of March 31, 2026 and 2025, respectively)	387.0	565.0
Goodwill	1,623.2	1,620.0
Intangible assets, net	230.0	151.0
Deferred tax assets	375.0	401.0
Non-current portion of contract assets	320.0	346.0
Other non-current assets	312.0	305.0
Total non-current assets	4,467.0	4,102.0
Total assets	10,703.0	8,932.0
Current liabilities:
Accrued compensation and benefits	154.0	140.0
Tax liabilities	106.0	124.0
Contract liabilities (including contract liabilities from related parties of $36 and $81 as of March 31, 2026 and 2025, respectively)	294.0	209.0
Operating lease liabilities	39.0	30.0
Other current liabilities (including payables to related parties of $20 and $11 as of March 31, 2026 and 2025, respectively)	447.0	426.0
Total current liabilities	1,040.0	929.0
Non-current liabilities:
Non-current portion of accrued compensation	32.0	26.0
Deferred tax liabilities	39.0	41.0
Non-current portion of contract liabilities (including non-current portion of contract liabilities from related parties of $23 and $24 as of March 31, 2026 and 2025, respectively)	752.0	702.0
Non-current portion of operating lease liabilities	393.0	316.0
Other non-current liabilities	161.0	79.0
Total non-current liabilities	1,377.0	1,164.0
Total liabilities	2,417.0	2,093.0
Commitments and contingencies (Note 18)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,097 shares authorized and 1,064 shares issued and outstanding as of March 31, 2026; and 1,088 shares authorized and 1,057 issued and outstanding as of March 31, 2025	2.0	2.0
Additional paid-in capital	3,467.0	2,922.0
Accumulated other comprehensive income (loss)	370.0	372.0
Retained earnings	4,447.0	3,543.0
Total shareholders’ equity	8,286.0	6,839.0
Total liabilities and shareholders’ equity	$ 10,703.0	$ 8,932.0